Investment contracts	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investment contracts
35 Investment contracts
35.1 Investment contracts for general account

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2020	18,382	211	18,594
Deposits	16,189	-	16,189
Withdrawals	(16,047)	-	(16,047)
Investment contracts liabilities released	-	(15)	(15)
Interest credited	246	-	246
Net exchange differences	(698)	(11)	(709)
Transfer (to)/from other headings	2,828	-	2,828
Other	(12)	-	(12)
At December 31, 2020	20,889	185	21,075

At January 1, 2019	17,825	223	18,048
Deposits	13,234	-	13,234
Withdrawals	(13,768)	-	(13,768)
Investment contracts liabilities released	-	(23)	(23)
Interest credited	247	-	247
Net exchange differences	128	12	140
Transfer (to)/from other headings	724	-	724
Other	(7)	-	(7)
At December 31, 2019	18,382	211	18,594

Investment contracts consist of the following:	2020	2019
Institutional guaranteed products	295	339
Fixed annuities	7,786	6,237
Savings accounts	12,540	11,517
Investment contracts with discretionary participation features	185	211
Other	268	289
At December 31	21,075	18,594

35.2 Investment contracts for account of policyholders

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2020	59,956	33,870	93,826
Gross premium and deposits – existing and new business	11,116	786	11,902
Withdrawals	(10,404)	-	(10,404)
Interest credited	5,902	2,895	8,797
Investment contracts liabilities released	-	(3,457)	(3,457)
Fund charges released	(196)	-	(196)
Net exchange differences	(4,008)	(1,808)	(5,816)
Transfer (to)/from other headings	(2,740)	(287)	(3,027)
Other	(1)	-	(1)
At December 31, 2020	59,625	31,999	91,624

At January 1, 2019	49,847	30,250	80,097
Gross premium and deposits – existing and new business	10,545	1,066	11,610
Withdrawals	(10,228)	-	(10,228)
Interest credited	9,244	5,511	14,755
Investment contracts liabilities released	-	(4,815)	(4,815)
Fund charges released	(142)	-	(142)
Net exchange differences	1,898	1,858	3,755
Transfer (to)/from other headings	(1,210)	-	(1,210)
Other	1	-	1
At December 31, 2019	59,956	33,870	93,826
Transfer (to) / from other headings in 2020 mainly related to investment contracts for account of policyholders transferred to investment contracts for general account and were primarily driven by contact conversions in the retirement plans business in the US.